PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2014	2013
At Cost:
Plant and buildings	$4,348,977	$4,315,067
Machinery and equipment	15,616,293	15,455,062
Motor vehicles	322,115	323,370
Office equipment	121,022	117,228
	20,408,407	20,210,727
Less: Accumulated depreciation
Plant and buildings	(2,149,753)	(1,880,230)
Machinery and equipment	(10,715,803)	(9,482,821)
Motor vehicles	(294,729)	(280,778)
Office equipment	(112,267)	(108,777)
	(13,272,552)	(11,752,606)
Construction- in-progress	38,791	-
Property, plant and equipment, net	$7,174,646	$8,458,121

Depreciation expense for the years ended December 31, 2014, 2013 and 2012 was $1,430,997, $1,464,144 and $1,503,554, respectively. As of December 31, 2014 and 2013,

1)	A net book value of nil and $940,503, respectively, of property were used as collateral for the Company's short-term bank loans.
2)	A net book value of $792,795 and nil, respectively, of property were used as collateral for the Company's notes payable.
3)	A net book value of $1,406,429 and nil, respectively, of property were used as collateral for the short-term bank loan borrowed by a related party.